Trade Payables and Trade Payables - Agreements (Details) - Schedule of Trade Payables, Net - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade payables - Agreements
Current	R$ 12,110	R$ 12,999
Non-current	38	780
Products [Members]
Trade payables
Trade Payables Total	10,363	9,196
Trade payables - Agreements
Trade Payables - Agreements Total	1,070	813
Acquisition of property, plant and equipment [Member]
Trade payables
Trade Payables Total	158	140
Service [Member]
Trade payables
Trade Payables Total	150	129
Service - related parties [Members]
Trade payables
Trade Payables Total	28	33
Bonuses from suppliers [Members]
Trade payables
Trade Payables Total	(902)	(960)
Trade Payables [Member]
Trade payables
Trade Payables Total	9,797	8,538
Acquisition of property, plant and equipment [Member]
Trade payables - Agreements
Trade Payables - Agreements Total	389	1,226
Acquisition of hypermarkets [Member]
Trade payables - Agreements
Trade Payables - Agreements Total	892	3,202
Total trade payables – Agreements [Member]
Trade payables - Agreements
Trade Payables - Agreements Total	2,351	5,241
Trade Payables Agreements [Member]
Trade payables - Agreements
Trade Payables - Agreements Total	R$ 12,148	R$ 13,779